Debt - Derivative Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Derivative liability, location not disclosed	derivative liability	derivative liability
Derivative Liability [Roll Forward]
Fair value as of December 31, 2020	$ 0	$ 70,870
Change in fair value		111,684
Reclassification of liability upon the reverse recapitalization		(182,554)
Fair value as of December 31, 2021		$ 0
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Gain (Loss) on Derivative and Warrant Liability